Goodwill and other intangible assets and liabilities - Amortization of Favorable and Unfavorable Contracts (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 43
2018	23
2019	0
2020	0
2021	0
Total	$ 66	$ 131	$ 247